Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Mar. 16, 2017
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

INTECH Emerging Markets Managed Volatility Fund	Janus Multi-Sector Income Fund
INTECH Global Income Managed Volatility Fund	Janus Real Return Fund
INTECH International Managed Volatility Fund	Janus Short-Term Bond Fund
INTECH U.S. Managed Volatility Fund	Perkins Large Cap Value Fund
Janus Adaptive Global Allocation Fund	Perkins Mid Cap Value Fund
Janus Diversified Alternatives Fund	Perkins Select Value Fund
Janus Flexible Bond Fund	Perkins Small Cap Value Fund
Janus Global Bond Fund	Perkins Value Plus Income Fund
Janus High-Yield Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Asia Equity Fund	Janus Global Technology Fund
Janus Balanced Fund	Janus Growth and Income Fund
Janus Contrarian Fund	Janus Overseas Fund
Janus Enterprise Fund	Janus Research Fund
Janus Forty Fund	Janus Triton Fund
Janus Global Life Sciences Fund	Janus Venture Fund
Janus Global Real Estate Fund	Perkins Global Value Fund
Janus Global Research Fund	Perkins International Value Fund
Janus Global Select Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Global Allocation Fund – Conservative

Janus Global Allocation Fund – Moderate

Janus Global Allocation Fund – Growth

Janus Global Unconstrained Bond Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

INTECH Emerging Markets Managed Volatility Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

INTECH Emerging Markets Managed Volatility Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

INTECH Global Income Managed Volatility Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

INTECH Global Income Managed Volatility Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

INTECH International Managed Volatility Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

INTECH International Managed Volatility Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

INTECH U.S. Managed Volatility Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

INTECH U.S. Managed Volatility Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Adaptive Global Allocation Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Adaptive Global Allocation Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Diversified Alternatives Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Diversified Alternatives Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Flexible Bond Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Flexible Bond Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Bond Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Bond Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus High-Yield Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus High-Yield Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Multi-Sector Income Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Multi-Sector Income Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Real Return Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Real Return Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Short-Term Bond Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Short-Term Bond Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Perkins Large Cap Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Perkins Large Cap Value Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Perkins Mid Cap Value Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Perkins Mid Cap Value Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Perkins Select Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Perkins Select Value Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Perkins Small Cap Value Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Perkins Small Cap Value Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Perkins Value Plus Income Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Perkins Value Plus Income Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017 to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Asia Equity Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Asia Equity Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Balanced Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Balanced Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Contrarian Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Contrarian Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Enterprise Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Enterprise Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Forty Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Forty Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Life Sciences Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Life Sciences Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Real Estate Fund | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Real Estate Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Research Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Research Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Select Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Select Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Technology Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Technology Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Growth and Income Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Growth and Income Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Overseas Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Overseas Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Research Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Research Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Triton Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Triton Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Venture Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Venture Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Perkins Global Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Perkins Global Value Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Perkins International Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Perkins International Value Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017
to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Allocation Fund - Conservative | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Allocation Fund – Conservative

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Allocation Fund - Moderate | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Allocation Fund – Moderate

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Allocation Fund - Growth | Class A, C, S, I, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Allocation Fund – Growth

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.

Janus Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jif_SupplementTextBlock

Janus Investment Fund

Janus Global Unconstrained Bond Fund

(collectively, the “Funds”)

Supplement dated March 16, 2017

to Currently Effective Prospectuses

Effective March 16, 2017, the Funds’ Prospectuses will be revised as follows.

1.	The following change applies to the Fund Summary section of the Prospectus for each Fund. The following sentence is added as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Fund Summary section:

In addition, please see Appendix B – Intermediary Sales Charge Waivers and Discounts.

Please retain this Supplement with your records.